INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 13,117	$ 1,934	¥ 11,821
Operating costs and expenses:
Hotel operating costs	7,685	1,133	7,356
Other operating costs	42	6	22
Selling and marketing expenses	623	92	552
General and administrative expenses	1,251	184	1,172
Pre-opening expenses	29	4	15
Total operating costs and expenses	9,630	1,419	9,117
Other operating income, net	219	32	165
Income from operations	3,706	547	2,869
Interest income	120	17	101
Interest expense	139	20	165
Other income (expense), net	(28)	(4)	37
Losses from fair value changes of equity securities, net	(10)	(1)	(13)
Foreign exchange gain (loss), net	(117)	(18)	574
Income before income taxes	3,532	521	3,403
Income tax expense	1,168	172	942
(Loss) gain from equity method investments	36	5	(3)
Net income	2,400	354	2,458
Less: net income attributable to noncontrolling interest	6	1	20
Net income attributable to H World Group Limited	2,394	353	2,438
Other comprehensive income (loss)
Gain from fair value changes of debt securities, net of tax of RMB1 and nil for the six months ended June 30, 2025 and 2026, respectively | ¥			4
Foreign currency translation adjustments, net of tax of nil for the six months ended June 30, 2025 and 2026	(81)	(12)	(124)
Comprehensive income	2,319	342	2,338
Less: comprehensive income attributable to the noncontrolling interest	6	1	20
Comprehensive income attributable to H World Group Limited	¥ 2,313	$ 341	¥ 2,318
Earnings per share:
Basic | (per share)	¥ 0.77	$ 0.11	¥ 0.79
Diluted | (per share)	¥ 0.74	$ 0.11	¥ 0.77
Weighted average number of shares used in computation:
Basic (in shares)	3,113,494,317	3,113,494,317	3,069,285,390
Diluted (in shares)	3,262,617,460	3,262,617,460	3,238,797,601
Leased and owned hotels
Revenues:
Total revenues	¥ 5,983	$ 882	¥ 6,190
Manachised and franchised hotels
Revenues:
Total revenues	6,592	972	5,364
Others
Revenues:
Total revenues	¥ 542	$ 80	¥ 267